Derivatives (Summary of Current Replacement Cost of Derivatives by Location) (Details) - Current replacement cost [member] - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 15,247	$ 19,549
After master netting agreements, percentage mix	100.00%	100.00%
Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 3,737	$ 3,720
After master netting agreements, percentage mix	24.50%	19.00%
United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 4,937	$ 7,108
After master netting agreements, percentage mix	32.40%	36.40%
Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 6,573	$ 8,721
After master netting agreements, percentage mix	43.10%	44.60%
Other international [member] | United Kingdom [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 775	$ 883
After master netting agreements, percentage mix	5.10%	4.50%
Other international [member] | Europe [Member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 2,828	$ 3,164
After master netting agreements, percentage mix	18.50%	16.20%
Other international [member] | All other countries [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 2,970	$ 4,674
After master netting agreements, percentage mix	19.50%	23.90%